Schedule of Investments (unaudited)
November 30, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group Inc., 5.30%, 11/01/34(a)	$1,503	$1,545,646
Aerospace & Defense — 1.7%
Boeing Co. (The)
3.20%, 03/01/29(a)	991	958,513
3.25%, 02/01/35	2,968	2,599,994
3.60%, 05/01/34	3,393	3,096,033
5.15%, 05/01/30(a)	5,596	5,767,688
5.71%, 05/01/40	200	205,468
6.39%, 05/01/31	1,746	1,899,675
6.53%, 05/01/34	1,667	1,853,668
General Electric Co.
5.88%, 01/14/38(a)	470	516,420
6.75%, 03/15/32	90	102,660
HEICO Corp., 5.35%, 08/01/33(a)	541	566,144
L3Harris Technologies Inc., 5.40%, 07/31/33(a)	2,761	2,901,074
RTX Corp.
4.50%, 06/01/42	3,941	3,596,119
4.88%, 10/15/40	594	582,810
		24,646,266
Agriculture — 2.4%
Altria Group Inc.
5.38%, 01/31/44(a)	3,398	3,334,194
5.63%, 02/06/35(a)	1,520	1,585,472
5.80%, 02/14/39	5,157	5,367,820
6.88%, 11/01/33(a)	809	919,213
BAT Capital Corp.
5.63%, 08/15/35(a)	862	903,809
6.34%, 08/02/30	187	202,363
6.42%, 08/02/33(a)	1,131	1,252,868
7.08%, 08/02/43	4,789	5,422,917
7.75%, 10/19/32(a)	891	1,044,986
Philip Morris International Inc.
5.38%, 02/15/33	3,346	3,507,191
5.75%, 11/17/32(a)	978	1,050,776
6.38%, 05/16/38(a)	4,943	5,566,226
Reynolds American Inc.
5.70%, 08/15/35	822	865,240
5.85%, 08/15/45	3,859	3,847,229
		34,870,304
Apparel — 0.5%
Tapestry Inc.
5.10%, 03/11/30(a)	2,058	2,112,571
5.50%, 03/11/35(a)	5,110	5,238,435
		7,351,006
Banks — 11.2%
Bank of America Corp.
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(b)	2,358	2,283,151
Series RR, 4.38%, (5-year CMT + 2.76%)(a)(b)(c)	4,408	4,346,067
Series TT, 6.13%, (5-year CMT + 3.23%)(b)(c)	9,414	9,503,725
Bank of New York Mellon Corp. (The), Series I, 3.75%, (5-year CMT + 2.63%)(b)(c)	6,685	6,568,216
Citibank N.A.
4.58%, 05/29/27	1,270	1,282,146
4.93%, 08/06/26	4,899	4,925,253
5.49%, 12/04/26	750	760,408
Citigroup Inc., 3.40%, 05/01/26(a)	238	237,321
Security	Par (000)	Value
Banks (continued)
Citizens Financial Group Inc.
5.72%, 07/23/32, (1-day SOFR + 1.91%)(b)	$2,040	$2,139,623
5.84%, 01/23/30, (1-day SOFR + 2.01%)(b)	5,980	6,230,807
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(b)	2,721	2,758,157
5.63%, 01/29/32, (1-day SOFR + 1.84%)(b)	6,241	6,564,846
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27	235	234,543
6.48%, 10/24/29, (1-day SOFR + 1.77%)(a)(b)	6,373	6,775,586
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(b)	385	351,486
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(a)(b)	6,931	6,860,555
4.58%, 06/19/29, (3-mo. CME Term SOFR +1.80%)(b)	3,123	3,151,309
5.55%, 03/04/30, (1-day SOFR + 1.46%)(b)	5,966	6,196,659
7.39%, 11/03/28, (1-day SOFR + 3.35%)(b)	4,033	4,268,433
Huntington Bancshares Inc./Ohio, 6.21%, 08/21/29, (1-day SOFR + 2.02%)(b)	6,382	6,702,499
JPMorgan Chase & Co.
2.55%, 11/08/32, (1-day SOFR + 1.18%)(b)	7,457	6,751,060
2.96%, 01/25/33, (1-day SOFR + 1.26%)(b)	8,091	7,467,532
5.04%, 01/23/28, (1-day SOFR + 1.19%)(b)	3,575	3,611,664
Series NN, 6.88%, (5-year CMT + 2.73%)(b)(c)	4,611	4,863,475
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(b)	2,694	2,718,399
6.08%, 03/13/32, (1-day SOFR + 2.26%)(b)	5,366	5,709,580
7.41%, 10/30/29, (1-day SOFR + 2.80%)(b)	260	282,022
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.14%)(b)	7,467	7,015,273
3.62%, 04/01/31, (1-day SOFR + 3.12%)(b)	4,352	4,243,390
PNC Financial Services Group Inc. (The)
Series U, 6.00%, (5-year CMT + 3.00%)(a)(b)(c)	7,694	7,743,519
Series V, 6.20%, (5-year CMT + 3.23%)(a)(b)(c)	6,457	6,552,906
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR +1.49%)(b)	4,862	5,065,239
Santander Holdings USA Inc.
5.74%, 03/20/31, (1-day SOFR + 1.88%)(b)	5,065	5,247,659
6.17%, 01/09/30, (1-day SOFR + 2.50%)(b)	3,935	4,108,537
6.50%, 03/09/29, (1-day SOFR + 2.36%)(b)	5	5,213
U.S. Bancorp, 5.30%, (3-mo. CME Term SOFR + 3.17%)(a)(b)(c)	5,954	5,964,128
Wells Fargo & Co.
4.90%, 07/25/33, (1-day SOFR + 2.10%)(b)	1,995	2,040,763
5.39%, 04/24/34, (1-day SOFR + 2.02%)(b)	2,395	2,510,698
		164,041,847
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	5,306	5,302,155
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	631	661,382
8.20%, 01/15/39	1,276	1,660,825
Coca-Cola Co. (The), 2.75%, 06/01/60	3,969	2,393,636
		10,017,998
Biotechnology — 1.8%
Amgen Inc., 4.40%, 05/01/45	2,712	2,366,282
Biogen Inc.
2.25%, 05/01/30	7,278	6,698,324
5.75%, 05/15/35(a)	1,506	1,602,041
Bio-Rad Laboratories Inc., 3.70%, 03/15/32(a)	6,061	5,726,823

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences Inc., 5.65%, 12/01/41	$1,354	$1,422,780
Royalty Pharma PLC
3.30%, 09/02/40	643	504,756
5.15%, 09/02/29	649	666,890
5.20%, 09/25/35	6,185	6,252,746
5.40%, 09/02/34	668	687,373
		25,928,015
Building Materials — 1.1%
Amrize Finance U.S. LLC, 5.40%, 04/07/35(d)	638	661,975
Carlisle Companies Inc., 2.75%, 03/01/30	3,079	2,904,978
CRH America Finance Inc., 5.40%, 05/21/34	5,010	5,229,006
Eagle Materials Inc.
2.50%, 07/01/31(a)	5,542	5,033,634
5.00%, 03/15/36	2,350	2,325,501
		16,155,094
Commercial Services — 0.5%
Equifax Inc., 2.35%, 09/15/31(a)	4,670	4,156,551
Quanta Services Inc., 5.25%, 08/09/34(a)	1,563	1,616,853
Rollins Inc., 5.25%, 02/24/35	1,725	1,768,270
		7,541,674
Computers — 1.6%
Apple Inc.
2.55%, 08/20/60(a)	11,048	6,416,063
2.80%, 02/08/61	918	556,040
2.85%, 08/05/61	3,174	1,940,296
CGI Inc., 4.95%, 03/14/30(d)	2,134	2,169,398
Leidos Inc.
2.30%, 02/15/31	633	569,992
4.38%, 05/15/30	3,484	3,488,802
5.40%, 03/15/32	1,739	1,816,468
5.50%, 03/15/35(a)	1,849	1,933,608
NetApp Inc.
5.50%, 03/17/32	2,203	2,303,691
5.70%, 03/17/35	2,128	2,238,865
		23,433,223
Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	6,060	5,613,592
6.50%, 01/31/56, (5-year CMT + 2.44%)(b)	1,710	1,757,835
6.95%, 03/10/55, (5-year CMT + 2.72%)(b)	4,942	5,182,757
Apollo Global Management Inc., 5.15%, 08/12/35	6,120	6,132,311
Blue Owl Finance LLC
3.13%, 06/10/31	637	578,337
6.25%, 04/18/34	6,364	6,556,985
Capital One Financial Corp.
6.31%, 06/08/29, (1-day SOFR + 2.64%)(b)	1,311	1,376,605
7.62%, 10/30/31, (1-day SOFR + 3.07%)(b)	5,870	6,642,241
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(b)	730	864,162
Charles Schwab Corp. (The), Series K, 5.00%, (5-year CMT + 3.25%)(a)(b)(c)	5,260	5,245,280
Enact Holdings Inc., 6.25%, 05/28/29	4,953	5,191,741
LPL Holdings Inc.
6.00%, 05/20/34	833	873,949
6.75%, 11/17/28	4,413	4,706,725
Radian Group Inc., 6.20%, 05/15/29	1,449	1,517,554
Synchrony Financial
5.02%, 07/29/29, (1-day SOFR + 1.40%)(a)(b)	1,800	1,817,775
5.45%, 03/06/31, (1-day SOFR + 1.68%)(b)	460	470,581
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(b)	5,080	5,274,984
Security	Par (000)	Value
Diversified Financial Services (continued)
6.00%, 07/29/36, (1-day SOFR + 2.07%)(b)	$1,060	$1,089,732
TPG Operating Group II LP, 5.88%, 03/05/34	261	273,612
Visa Inc., 2.00%, 08/15/50(a)	12,783	7,081,496
		68,248,254
Electric — 12.2%
Ameren Corp., 5.38%, 03/15/35	4,386	4,517,898
Ameren Illinois Co.
3.85%, 09/01/32	326	314,275
4.95%, 06/01/33	646	664,818
5.55%, 07/01/54	1,661	1,674,601
American Electric Power Co. Inc.
3.88%, 02/15/62, (5-year CMT + 2.68%)(b)	5,026	4,891,204
5.63%, 03/01/33	5,397	5,705,637
Arizona Public Service Co., 5.55%, 08/01/33(a)	497	522,335
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	1,282	1,315,686
4.95%, 04/01/33	938	961,054
5.05%, 03/01/35	1,561	1,592,387
Series AQ, 4.95%, 08/15/35	1,903	1,928,661
CenterPoint Energy Inc.
5.40%, 06/01/29	1,615	1,674,701
6.70%, 05/15/55, (5-year CMT + 2.59%)(b)	1,307	1,341,421
Commonwealth Edison Co., 5.95%, 06/01/55	2,388	2,535,276
Consumers Energy Co.
4.63%, 05/15/33(a)	1,422	1,434,763
5.05%, 05/15/35	2,100	2,152,852
Dominion Energy Inc.
4.35%, (5-year CMT + 3.19%)(a)(b)(c)	7,335	7,245,476
5.45%, 03/15/35(a)	2,274	2,351,167
Series A, 6.88%, 02/01/55, (5-year CMT + 2.39%)(b)	5,421	5,653,028
Dominion Energy South Carolina Inc., 6.25%, 10/15/53(a)	528	582,642
DTE Electric Co.
5.20%, 04/01/33	1,009	1,056,117
5.20%, 03/01/34	592	616,167
5.25%, 05/15/35	1,824	1,888,761
5.85%, 05/15/55	438	460,393
DTE Energy Co., 5.85%, 06/01/34	5,063	5,420,432
Duke Energy Carolinas LLC
3.20%, 08/15/49	4,166	2,893,037
4.95%, 01/15/33	1,222	1,265,485
5.25%, 03/15/35	444	462,075
Duke Energy Florida LLC
5.88%, 11/15/33	1,440	1,562,978
6.20%, 11/15/53	1,119	1,223,907
Duke Energy Indiana LLC, 5.40%, 04/01/53	752	731,586
Duke Energy Progress LLC
5.05%, 03/15/35(a)	3,184	3,262,138
5.25%, 03/15/33	919	963,550
5.55%, 03/15/55	4,000	4,013,808
Emera U.S. Finance LP, 4.75%, 06/15/46	8,276	7,150,947
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.67%)(b)	6,035	6,347,040
Entergy Louisiana LLC
4.00%, 03/15/33	1,980	1,917,584
5.35%, 03/15/34	1,111	1,160,963
Entergy Mississippi LLC, 5.80%, 04/15/55	648	666,614
Entergy Texas Inc., 5.25%, 04/15/35	962	994,087
Evergy Inc., 6.65%, 06/01/55, (5-year CMT + 2.56%)(b)	1,785	1,818,433

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Florida Power & Light Co.
3.95%, 03/01/48	$4,882	$3,981,153
5.30%, 06/15/34	6,972	7,334,821
5.80%, 03/15/65	518	543,107
Kentucky Utilities Co., 5.85%, 08/15/55	1,083	1,116,091
Louisville Gas and Electric Co., 5.85%, 08/15/55	2,427	2,492,929
National Grid PLC
5.42%, 01/11/34	2,132	2,226,136
5.81%, 06/12/33	5,089	5,443,278
NextEra Energy Capital Holdings Inc., 6.70%, 09/01/54, (5-year CMT + 2.36%)(b)	5,213	5,417,313
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	1,770	1,805,398
5.35%, 04/01/35(d)	1,841	1,916,249
5.55%, 06/15/54	3,753	3,719,054
5.65%, 11/15/33	25	26,757
5.80%, 04/01/55(d)	2,293	2,356,157
PECO Energy Co., 5.25%, 09/15/54	1,627	1,569,815
PPL Electric Utilities Corp.
4.85%, 02/15/34	861	879,775
5.00%, 05/15/33	878	907,535
5.25%, 05/15/53	4,632	4,537,634
Public Service Co. of Colorado
1.88%, 06/15/31	5,360	4,709,877
5.35%, 05/15/34	896	929,364
5.75%, 05/15/54	1,752	1,780,987
Public Service Co. of Oklahoma
5.20%, 01/15/35	2,130	2,165,094
5.45%, 01/15/36(a)	1,037	1,068,560
Public Service Electric & Gas Co.
4.65%, 03/15/33	944	954,761
4.85%, 08/01/34	1,915	1,943,890
5.20%, 08/01/33	748	780,585
5.30%, 08/01/54	1,196	1,168,838
5.45%, 03/01/54	1,134	1,130,968
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	266	266,968
Sempra
4.13%, 04/01/52, (5-year CMT + 2.87%)(b)	4,687	4,565,066
6.55%, 04/01/55, (5-year CMT + 2.14%)(b)	739	748,668
6.88%, 10/01/54, (5-year CMT + 2.79%)(b)	6,996	7,171,467
Southern Co. (The), 4.40%, 07/01/46	567	485,623
Southwestern Public Service Co.
5.30%, 05/15/35(a)	573	588,718
6.00%, 06/01/54	1,535	1,593,871
System Energy Resources Inc., 5.30%, 12/15/34(a)	560	569,083
Union Electric Co.
5.20%, 04/01/34	671	695,431
5.25%, 04/15/35	1,495	1,552,844
5.45%, 03/15/53(a)	394	386,372
Xcel Energy Inc., 5.45%, 08/15/33	2,305	2,396,706
		178,862,927
Electronics — 0.8%
Flex Ltd., 5.38%, 11/13/35	2,175	2,185,370
Keysight Technologies Inc., 4.95%, 10/15/34(a)	1,589	1,609,657
TD SYNNEX Corp., 5.30%, 10/10/35	2,190	2,190,646
Trimble Inc., 6.10%, 03/15/33	5,182	5,590,956
		11,576,629
Security	Par (000)	Value
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc.
5.90%, 03/01/33(a)	$548	$579,319
6.35%, 08/18/28	300	316,568
MasTec Inc., 5.90%, 06/15/29	1,230	1,286,178
		2,182,065
Food — 2.8%
Campbell's Company/The
4.75%, 03/23/35	1,460	1,429,964
5.40%, 03/21/34(a)	6,823	7,030,859
General Mills Inc., 5.25%, 01/30/35(a)	4,575	4,706,810
Kraft Heinz Foods Co.
5.20%, 03/15/32	1,335	1,378,465
5.20%, 07/15/45	7,037	6,562,775
5.40%, 03/15/35(a)	1,894	1,956,078
Pilgrim's Pride Corp.
3.50%, 03/01/32	1,328	1,228,248
6.25%, 07/01/33(a)	6,185	6,632,460
Sysco Corp., 6.60%, 04/01/50	3,078	3,418,350
Tyson Foods Inc., 5.70%, 03/15/34(a)	5,901	6,242,661
		40,586,670
Forest Products & Paper — 0.6%
Suzano Austria GmbH
3.13%, 01/15/32(a)	1,370	1,225,250
3.75%, 01/15/31	7,286	6,877,068
6.00%, 01/15/29	215	221,717
		8,324,035
Gas — 0.7%
National Fuel Gas Co.
5.50%, 03/15/30	1,525	1,578,948
5.95%, 03/15/35	1,475	1,552,668
NiSource Inc.
5.35%, 04/01/34	778	806,198
5.35%, 07/15/35	6,208	6,369,411
6.95%, 11/30/54, (5-year CMT + 2.45%)(b)	482	502,163
		10,809,388
Health Care - Products — 1.3%
Smith & Nephew PLC, 2.03%, 10/14/30(a)	7,657	6,883,452
Solventum Corp., 5.60%, 03/23/34	6,728	7,030,958
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31(a)	3,888	3,512,768
5.20%, 09/15/34	1,798	1,849,580
		19,276,758
Health Care - Services — 2.6%
Cigna Group (The)
4.80%, 08/15/38	6,887	6,667,379
4.80%, 07/15/46	5,019	4,521,111
4.90%, 12/15/48	489	443,532
5.25%, 02/15/34	222	229,897
HCA Inc.
3.63%, 03/15/32	7,380	7,000,383
5.13%, 06/15/39	3,025	2,961,943
5.25%, 06/15/49	3,123	2,878,190
5.50%, 06/15/47	2,392	2,303,748
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	6,080	6,057,327
Universal Health Services Inc., 2.65%, 10/15/30	6,370	5,810,024
		38,873,534

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 2.2%
Ares Capital Corp.
5.88%, 03/01/29	$6,443	$6,620,124
5.95%, 07/15/29	1,923	1,977,575
Blackstone Secured Lending Fund
2.85%, 09/30/28	1,219	1,152,270
5.13%, 01/31/31(a)	1,515	1,500,403
5.30%, 06/30/30	1,769	1,773,374
5.35%, 04/13/28(a)	2,257	2,279,390
Blue Owl Capital Corp.
2.88%, 06/11/28	1,194	1,125,473
5.95%, 03/15/29(a)	6,586	6,668,814
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(a)(d)	1,967	1,971,639
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	2,586	2,632,847
Golub Capital BDC Inc., 6.00%, 07/15/29(a)	5,091	5,190,880
		32,892,789
Home Builders — 0.5%
Lennar Corp., 5.20%, 07/30/30(a)	1,738	1,794,640
NVR Inc., 3.00%, 05/15/30	3,925	3,733,268
Toll Brothers Finance Corp., 5.60%, 06/15/35(a)	1,479	1,529,444
		7,057,352
Insurance — 4.5%
American International Group Inc., 5.13%, 03/27/33	4,567	4,719,992
American National Group Inc.
5.75%, 10/01/29	1,967	2,035,580
6.00%, 07/15/35(a)	2,491	2,521,887
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33	3,986	4,166,871
Arthur J Gallagher & Co., 5.45%, 07/15/34	677	704,338
Brown & Brown Inc.
4.90%, 06/23/30	65	65,850
5.55%, 06/23/35	6,775	6,964,315
5.65%, 06/11/34	1,074	1,114,418
CNA Financial Corp.
5.13%, 02/15/34	343	346,205
5.20%, 08/15/35	1,600	1,616,083
5.50%, 06/15/33	530	551,039
Corebridge Financial Inc.
3.90%, 04/05/32	1,449	1,377,400
5.75%, 01/15/34	878	916,156
6.88%, 12/15/52, (5-year CMT + 3.85%)(b)	6,127	6,259,295
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	966	908,990
5.63%, 08/16/32	4,338	4,535,603
5.75%, 05/20/35	984	1,027,983
6.00%, 12/07/33(a)	1,689	1,796,810
Hanover Insurance Group Inc. (The), 5.50%, 09/01/35	1,853	1,890,257
MetLife Inc., Series G, 6.35%, 03/15/55, (5-year CMT + 2.08%)(b)	6,295	6,649,604
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.04%)(b)	2,773	2,588,107
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(b)	6,905	6,991,478
Reinsurance Group of America Inc., 5.75%, 09/15/34	1,391	1,453,369
Willis North America Inc., 5.35%, 05/15/33	4,853	5,039,435
		66,241,065
Security	Par (000)	Value
Internet — 1.7%
Alphabet Inc.
2.05%, 08/15/50(a)	$4,256	$2,409,946
2.25%, 08/15/60(a)	13,185	7,033,816
Amazon.com Inc., 2.70%, 06/03/60	1,929	1,125,813
AppLovin Corp.
5.38%, 12/01/31	6,474	6,735,382
5.50%, 12/01/34	1,049	1,085,786
VeriSign Inc.
2.70%, 06/15/31	5,533	5,022,368
5.25%, 06/01/32	1,650	1,696,330
		25,109,441
Iron & Steel — 0.1%
Steel Dynamics Inc., 5.38%, 08/15/34(a)	1,390	1,446,442
Leisure Time — 0.5%
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36	7,020	7,096,476
Lodging — 0.9%
Hyatt Hotels Corp.
5.25%, 06/30/29(a)	1,173	1,207,156
5.75%, 03/30/32(a)	1,560	1,637,147
Marriott International Inc./MD
5.30%, 05/15/34	310	321,608
5.35%, 03/15/35	6,754	6,991,931
Series GG, 3.50%, 10/15/32	1,097	1,027,810
Series HH, 2.85%, 04/15/31	1,513	1,403,473
		12,589,125
Machinery — 0.6%
IDEX Corp., 4.95%, 09/01/29(a)	1,116	1,142,905
Ingersoll Rand Inc., 5.70%, 08/14/33	6,233	6,652,337
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34(a)	670	711,145
		8,506,387
Manufacturing — 0.1%
Textron Inc., 5.50%, 05/15/35	1,632	1,702,452
Media — 1.3%
Comcast Corp.
1.95%, 01/15/31	1,888	1,681,983
5.17%, 01/15/37(d)	7,245	7,235,443
Fox Corp.
5.48%, 01/25/39	5,602	5,673,626
6.50%, 10/13/33	2,754	3,051,604
Walt Disney Co. (The), 6.65%, 11/15/37	1,167	1,349,872
		18,992,528
Mining — 0.9%
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	7,290	7,098,297
Southern Copper Corp.
5.25%, 11/08/42	180	173,190
5.88%, 04/23/45	2,882	2,983,804
6.75%, 04/16/40	2,104	2,392,633
		12,647,924
Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	6,615	6,185,881
5.55%, 08/22/34(a)	1,313	1,350,786
		7,536,667
Oil & Gas — 4.5%
Canadian Natural Resources Ltd.
5.00%, 12/15/29	3,070	3,144,162

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.40%, 12/15/34(a)	$2,604	$2,666,845
Coterra Energy Inc., 5.60%, 03/15/34	612	633,976
Diamondback Energy Inc., 6.25%, 03/15/33	6,359	6,883,587
EQT Corp.
4.50%, 01/15/29	2,785	2,787,269
4.75%, 01/15/31(a)	4,077	4,104,702
Expand Energy Corp., 5.70%, 01/15/35	5,150	5,348,505
HF Sinclair Corp.
5.50%, 09/01/32	1,760	1,798,583
5.75%, 01/15/31	2,220	2,303,067
6.25%, 01/15/35	3,495	3,680,528
Occidental Petroleum Corp.
5.38%, 01/01/32	6,990	7,156,306
8.88%, 07/15/30	3,030	3,509,004
Phillips 66 Co., Series A, 5.88%, 03/15/56, (5-year CMT + 2.28%)(b)	1,055	1,039,091
Valero Energy Corp., 6.63%, 06/15/37(a)	4,510	5,035,601
Viper Energy Partners LLC
4.90%, 08/01/30	1,864	1,887,319
5.70%, 08/01/35	5,592	5,731,017
Woodside Finance Ltd.
5.40%, 05/19/30	6,180	6,371,091
5.70%, 05/19/32	1,805	1,882,420
		65,963,073
Packaging & Containers — 0.6%
Berry Global Inc.
5.65%, 01/15/34	5,445	5,708,367
5.80%, 06/15/31	2,790	2,954,195
		8,662,562
Pharmaceuticals — 4.0%
AstraZeneca PLC, 6.45%, 09/15/37	4,716	5,441,982
Cardinal Health Inc.
5.35%, 11/15/34	6,101	6,321,430
5.45%, 02/15/34	1,273	1,332,533
Cencora Inc., 2.70%, 03/15/31	7,172	6,635,758
CVS Health Corp.
4.78%, 03/25/38	752	714,797
5.25%, 02/21/33(a)	2,289	2,368,769
5.30%, 06/01/33	6,724	6,957,622
5.45%, 09/15/35	145	149,670
5.70%, 06/01/34	6,584	6,935,783
6.00%, 06/01/63	178	175,613
Eli Lilly & Co.
2.25%, 05/15/50(a)	10,226	6,045,965
2.50%, 09/15/60	6,200	3,498,081
Johnson & Johnson
2.25%, 09/01/50(a)	9,674	5,858,709
2.45%, 09/01/60	12,417	7,070,503
		59,507,215
Pipelines — 7.6%
Boardwalk Pipelines LP, 5.63%, 08/01/34	745	777,543
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	756	739,113
5.13%, 06/30/27	5,862	5,920,846
Cheniere Energy Inc., 5.65%, 04/15/34	6,697	6,984,503
Cheniere Energy Partners LP
3.25%, 01/31/32	682	627,013
4.00%, 03/01/31	6,132	5,957,089
5.75%, 08/15/34	506	529,847
5.95%, 06/30/33	1,002	1,064,842
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.68%)(a)(b)	$6,983	$6,962,879
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.90%)(a)(b)	3,344	3,384,586
8.25%, 01/15/84, (5-year CMT + 3.78%)(a)(b)	508	542,781
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.31%)(a)(b)	2,751	2,780,260
Energy Transfer LP
5.75%, 02/15/33	2,726	2,879,328
6.55%, 12/01/33	6,287	6,934,971
Kinder Morgan Inc.
4.80%, 02/01/33	4,469	4,506,603
5.20%, 06/01/33	3,453	3,565,179
5.30%, 12/01/34	775	794,373
MPLX LP
2.65%, 08/15/30	356	329,593
4.50%, 04/15/38	1,466	1,345,008
4.95%, 09/01/32	1,226	1,235,826
5.00%, 03/01/33	5,613	5,666,700
5.50%, 06/01/34(a)	345	354,109
ONEOK Inc.
5.65%, 09/01/34	1,295	1,340,463
6.05%, 09/01/33	4,984	5,323,521
6.10%, 11/15/32	2,195	2,355,324
Plains All American Pipeline LP, 5.95%, 06/15/35	2,203	2,310,531
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	6,751	6,791,014
Targa Resources Corp., 6.13%, 03/15/33	2,941	3,152,952
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32	7,361	7,030,243
TransCanada PipeLines Ltd., 7.00%, 06/01/65, (5-year CMT + 2.61%)(a)(b)	5,060	5,163,973
Transcanada Trust, 5.30%, 03/15/77(b)	5,081	5,061,318
Western Midstream Operating LP
4.05%, 02/01/30	1,542	1,516,502
5.45%, 11/15/34	558	562,584
6.15%, 04/01/33	5,012	5,320,048
6.35%, 01/15/29	1,176	1,240,944
		111,052,409
Real Estate — 0.5%
CBRE Services Inc.
5.50%, 06/15/35	934	970,348
5.95%, 08/15/34	6,262	6,746,633
		7,716,981
Real Estate Investment Trusts — 5.6%
American Homes 4 Rent LP
5.25%, 03/15/35(a)	1,415	1,443,006
5.50%, 02/01/34	1,000	1,036,422
5.50%, 07/15/34	799	830,290
American Tower Corp., 2.90%, 01/15/30	1,852	1,752,534
Brixmor Operating Partnership LP
4.05%, 07/01/30	1,304	1,286,963
4.13%, 05/15/29	2,604	2,591,228
Cousins Properties LP
5.25%, 07/15/30	1,474	1,510,413
5.88%, 10/01/34	1,163	1,214,888
Crown Castle Inc.
3.30%, 07/01/30	787	747,519
5.10%, 05/01/33	4,864	4,931,149
5.80%, 03/01/34	4,337	4,568,140

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
EPR Properties, 4.75%, 11/15/30	$2,005	$1,997,580
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	4,955	5,156,503
Extra Space Storage LP
4.95%, 01/15/33	2,896	2,930,961
5.40%, 02/01/34	1,080	1,113,356
5.40%, 06/15/35	1,575	1,622,418
5.90%, 01/15/31	1,425	1,514,669
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	6,032	5,448,433
5.30%, 01/15/29	2,152	2,191,302
5.63%, 09/15/34(a)	683	691,759
5.75%, 11/01/37	268	267,732
Healthcare Realty Holdings LP, 2.00%, 03/15/31(a)	4,468	3,923,450
Healthpeak OP LLC, 5.38%, 02/15/35	113	116,221
Host Hotels & Resorts LP
5.50%, 04/15/35	176	178,949
5.70%, 06/15/32	208	217,099
5.70%, 07/01/34	1,511	1,563,371
Series I, 3.50%, 09/15/30	3,939	3,742,499
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	962	934,258
4.88%, 02/01/35	1,264	1,256,695
4.95%, 01/15/33(a)	1,417	1,434,174
NNN REIT Inc., 5.50%, 06/15/34	642	669,853
Omega Healthcare Investors Inc., 5.20%, 07/01/30	2,197	2,238,711
Sabra Health Care LP, 3.20%, 12/01/31	6,013	5,500,565
Sun Communities Operating LP
2.70%, 07/15/31	5,383	4,909,043
4.20%, 04/15/32	439	428,627
Ventas Realty LP, 5.63%, 07/01/34	778	815,700
VICI Properties LP
4.95%, 02/15/30	1,414	1,430,873
5.13%, 11/15/31	498	504,990
5.13%, 05/15/32	6,351	6,405,714
5.63%, 04/01/35	10	10,235
5.75%, 04/01/34	679	704,667
		81,832,959
Retail — 1.9%
AutoZone Inc.
5.40%, 07/15/34	1,659	1,728,179
6.55%, 11/01/33	230	257,285
Darden Restaurants Inc., 6.30%, 10/10/33	377	410,437
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	5,534	5,097,471
4.10%, 01/15/52	2,994	2,216,749
Dollar General Corp., 5.45%, 07/05/33	6,880	7,143,445
Ferguson Enterprises Inc., 5.00%, 10/03/34	4,916	4,987,543
Genuine Parts Co., 4.95%, 08/15/29	5,020	5,097,216
Walmart Inc., 2.65%, 09/22/51(a)	1,626	1,046,314
		27,984,639
Semiconductors — 2.3%
Intel Corp.
5.20%, 02/10/33	5,060	5,191,886
5.63%, 02/10/43	7,310	7,190,642
5.90%, 02/10/63	195	188,403
Marvell Technology Inc., 5.45%, 07/15/35	1,730	1,787,814
Micron Technology Inc.
5.80%, 01/15/35	2,163	2,288,309
6.05%, 11/01/35	6,584	7,065,966
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30	$929	$895,911
4.30%, 06/18/29	5,499	5,506,763
5.00%, 01/15/33	2,410	2,452,192
TSMC Arizona Corp., 3.25%, 10/25/51(a)	2,375	1,840,082
		34,407,968
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
5.35%, 01/15/30	1,469	1,522,524
5.75%, 01/15/35(a)	1,329	1,409,379
		2,931,903
Software — 3.6%
Atlassian Corp., 5.50%, 05/15/34	580	602,182
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	4,024	3,664,512
2.90%, 12/01/29	3,388	3,216,347
Microsoft Corp.
2.68%, 06/01/60(a)	11,468	6,831,247
3.04%, 03/17/62(a)	10,287	6,665,946
MSCI Inc., 5.25%, 09/01/35	7,116	7,195,560
Oracle Corp.
2.88%, 03/25/31	446	404,402
2.95%, 04/01/30	2,274	2,115,203
4.30%, 07/08/34	6,241	5,769,717
5.20%, 09/26/35	4,740	4,644,680
5.38%, 07/15/40	6,276	5,858,168
6.25%, 11/09/32	3,849	4,084,751
6.90%, 11/09/52	872	905,703
VMware LLC, 4.70%, 05/15/30	741	753,452
		52,711,870
Telecommunications — 4.7%
AT&T Inc.
4.50%, 05/15/35(a)	712	691,642
5.40%, 02/15/34	1,248	1,303,434
British Telecommunications PLC, 9.63%, 12/15/30	5,712	7,025,283
Corning Inc., 5.45%, 11/15/79	1,329	1,229,023
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	5,661	6,650,722
Motorola Solutions Inc.
2.30%, 11/15/30	287	260,324
2.75%, 05/24/31	2,073	1,897,770
5.40%, 04/15/34	3,916	4,051,291
5.55%, 08/15/35	2,478	2,584,492
Orange SA, 9.00%, 03/01/31	5,496	6,644,973
Sprint Capital Corp., 8.75%, 03/15/32	5,656	6,884,350
TELUS Corp., 3.40%, 05/13/32	6,852	6,335,122
T-Mobile USA Inc.
2.55%, 02/15/31	4,170	3,820,424
2.70%, 03/15/32	1,357	1,224,352
3.60%, 11/15/60	7,178	4,896,378
3.88%, 04/15/30	6,368	6,272,718
4.38%, 04/15/40	3,269	2,979,225
4.50%, 04/15/50	827	696,173
Verizon Communications Inc.
4.27%, 01/15/36	1,414	1,335,021
4.40%, 11/01/34	1,722	1,672,540
4.50%, 08/10/33	352	349,022
		68,804,279

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation — 1.3%
FedEx Corp.
2.40%, 05/15/31(a)	$2,260	$2,046,666
3.25%, 05/15/41	2,621	1,973,499
4.10%, 02/01/45	1,341	1,069,511
4.95%, 10/17/48	2,631	2,310,407
5.10%, 01/15/44(a)	2,083	1,914,321
Union Pacific Corp., 3.80%, 04/06/71	7,932	5,587,251
United Parcel Service Inc., 6.20%, 01/15/38	4,192	4,668,760
		19,570,415
Water — 0.1%
Essential Utilities Inc.
5.25%, 08/15/35	1,630	1,669,617
5.38%, 01/15/34	308	319,004
		1,988,621
Total Long-Term Investments — 98.0% (Cost: $1,413,788,107)		1,439,224,875
	Shares
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	66,738,751	66,772,120
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	10,520,000	$10,520,000
Total Short-Term Securities — 5.3% (Cost: $77,274,970)		77,292,120
Total Investments — 103.3% (Cost: $1,491,063,077)		1,516,516,995
Liabilities in Excess of Other Assets — (3.3)%		(48,788,371)
Net Assets — 100.0%		$1,467,728,624

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$102,003,185	$—	$(35,232,095)(a)	$(44)	$1,074	$66,772,120	66,738,751	$140,036 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,270,000	8,250,000 (a)	—	—	—	10,520,000	10,520,000	249,883	—
				$(44)	$1,074	$77,292,120		$389,919	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® Investment Grade Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,439,224,875	$—	$1,439,224,875
Money Market Funds	77,292,120	—	—	77,292,120
	$77,292,120	$1,439,224,875	$—	$1,516,516,995

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate